Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014
Operating Leased Assets [Line Items]
2015	$ 48,695
2016	39,054
2017	28,971
2018	21,459
2019	15,405
Thereafter	68,280
Total Minimum Lease Commitments	$ 221,864